Fair Value Measurements - Financial liabilities measured at fair value on a recurring basis (Details) - USD ($)	Dec. 31, 2020	Dec. 08, 2020	Dec. 31, 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total	$ 0
Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrants		$ 3,199,553	$ 1,014,868
Recurring | Paulson Warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrants		$ 3,199,553	$ 1,014,868